Lease Liabilities - Summary of Changes to Lease Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Balance at beginning of year		$ 413,039	$ 429,206
Business combinations		30,994	28,269
Sale of business			(3,129)
Additions		155,218	117,221
Derecognition	[1]	(18,635)	(16,285)
Repayment		(128,107)	(123,606)
Effect of movements in exchange rates		7,649	(18,637)
Balance at end of year		$ 460,158	$ 413,039

[1]	Derecognized lease liabilities include negotiated asset purchases and extinguishments resulting from accidents.